Investments under Cost Method - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Nov. 30, 2011 USD ($)	Nov. 30, 2011 CNY	Dec. 31, 2011 CNY	Jun. 30, 2012	Nov. 30, 2007 Tophere [Member] CNY	Dec. 31, 2011 Tophere [Member] CNY	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2013 Global Market [Member] Series A Preferred Shares [Member]
Schedule of Cost-method Investments [Line Items]
Company owned preferred shares											3,209,815
Reverse stock split											1 for 5 reverse stock split
Dividends received	$ 1	4	$ 152	920
Ordinary shares issued						7,459,550
Company owned preferred shares, percentage									3.55%	3.28%
Equity interest acquired							19.80%
Equity interest cash consideration							4,500
Impairment loss					3,373			3,373